UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22436
Investment Company Act file number:

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
(Name and address of agent for service)

(800) 287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.09%
	Administrative and Support Services - 5.31%
2,288	Expedia, Inc.	$118,495
4,100	Flight Centre Ltd. (a)	184,742
2,501	Liquidity Services, Inc. (b)	83,934
4,869	ManTech International Corp.	140,032
3,343	Portfolio Recovery Associates, Inc. (b)	200,379
27,000	Seek Ltd. (a)	299,236
3,871	The Geo Group, Inc.	128,711
2,115	TripAdvisor, Inc. (a)(b)	160,402
		1,315,931

	Ambulatory Health Care Services - 0.32%
778	MEDNAX, Inc. (b)	78,111
	Amusement, Gambling, and Recreation Industries - 1.26%
2,062	Las Vegas Sands Corp.	136,958
1,104	Wynn Resorts Ltd.	174,443
		311,401

	Apparel Manufacturing - 2.05%
5,122	Guess?, Inc.	152,891
1,000	Lululemon Athletica, Inc. (b)	73,090
2,062	Under Armour, Inc. (b)	163,826
4,284	Zumiez, Inc. (b)	117,960
		507,767

	Broadcasting (except Internet) - 1.06%
25,000	CTC Media, Inc. (a)	262,750
	Building Material and Garden Equipment and Supplies Dealers - 0.40%
6,239	Titan Machinery, Inc. (b)	100,261
	Chemical Manufacturing - 6.76%
1,330	Alexion Pharmaceuticals, Inc. (b)	154,493
6,300	Galapagos NV (a)(b)	132,958
66,000	Indorama Ventures PCL (a)	45,998
5,388	Inter Parfums, Inc. (a)	161,586
3,000	Jazz Pharmaceuticals PLC (b)	275,910
4,510	LSB Industries, Inc. (b)	151,220
10,802	Optimer Pharmaceuticals, Inc. (b)	136,105
532	Regeneron Pharmaceuticals, Inc. (b)	166,447
6,200	Rigel Pharmaceuticals, Inc. (b)	22,196
4,324	Seattle Genetics, Inc. (b)	189,521
1,862	Theravance, Inc. (b)	76,137
2,062	United Therapeutics Corp. (b)	162,589
		1,675,160

	Clothing and Clothing Accessories Stores - 3.68%
4,390	Blue Nile, Inc. (b)	179,683
800	LVMH Moet Hennessy Louis Vuitton SA (a)	157,580
15,000	SuperGroup PLC (a)(b)	278,290
6,146	The Finish Line, Inc.	152,851
4,230	The Men's Wearhouse, Inc.	144,032
		912,436

	Computer and Electronic Product Manufacturing - 8.13%
4,936	Ambarella, Inc. (a)(b)	96,351
9,000	Axis Communications AB (a)	283,022
2,541	Cabot Microelectronics Corp. (a)(b)	97,879
71	CSR PLC - ADR (a)	2,338
8,514	Cypress Semiconductor Corp.	79,521
1,410	IPG Photonics Corp.	79,397
5,702	Ituran Location and Control Ltd. (a)	105,202
8,980	IXYS Corp. (a)	86,657
2,328	Microchip Technology, Inc.	93,795
5,000	Mindray Medical International Ltd. - ADR (a)	194,450
2,900	National Instruments Corp.	89,697
1,000	Nidec Corp. (a)	82,405
8,000	Parrot SA (a)(b)	254,877
11,500	Spreadtrum Communications, Inc. - ADR (a)	350,290
1,171	Stratasys Ltd. (b)	118,576
		2,014,457

	Construction of Buildings - 0.52%
25,000	Africa Israel Investment Ltd. (a)(b)	43,175
16,000	Direcional Engenharia SA (a)	86,631
		129,806

	Credit Intermediation and Related Activities - 1.25%
2,395	Capital One Financial Corp.	164,632
1,304	Credit Acceptance Corp. (b)	144,496
		309,128

	Data Processing, Hosting and Related Services - 1.43%
798	CoStar Group, Inc. (b)	133,984
2,820	ExlService Holdings, Inc. (b)	80,314
5,654	Riverbed Technology, Inc. (a)(b)	82,492
798	Shutterstock, Inc. (b)	58,030
		354,820

	Educational Services - 0.62%
4,989	K12, Inc. (b)	154,060
	Electrical Equipment, Appliance, and Component Manufacturing - 1.91%
8,381	Alpha & Omega Semiconductor Ltd. (a)(b)	70,484
3,991	iRobot Corp. (b)	150,341
16,895	Taser International, Inc. (b)	251,905
		472,730

	Fabricated Metal Product Manufacturing - 0.44%
1,490	B/E Aerospace, Inc. (b)	109,992
	Food Manufacturing - 3.01%
150,000	Charoen Pokphand Foods PCL (a)	115,090
200,000	Golden Agri-Resources Ltd. (a)	82,898
1,889	J&J Snack Foods Corp.	152,480
10,000	MHP SA (a)	158,500
2,341	The Hain Celestial Group, Inc. (b)	180,538
22,500	Wilmar International Ltd. (a)	56,853
		746,359

	Food Services and Drinking Places - 3.31%
426	Chipotle Mexican Grill, Inc. (b)	182,626
865	Panera Bread Co. (b)	137,128
2,341	Papa John's International, Inc.	163,589
2,434	Starbucks Corp.	187,345
5,641	Texas Roadhouse, Inc.	148,246
		818,934

	General Merchandise Stores - 1.38%
10,410	Gordmans Stores, Inc.	117,112
12,500	SM Investments Corp. (a)	223,932
		341,044

	Health and Personal Care Stores - 0.45%
77,000	China Shineway Pharmaceutical Group Ltd. (a)	111,788
	Hospitals - 0.61%
2,960	IPC The Hospitalist Co., Inc. (b)	150,990
	Insurance Carriers and Related Activities - 2.47%
2,661	HCI Group, Inc.	108,675
5,982	Meadowbrook Insurance Group, Inc.	38,883
3,525	Mercury General Corp.	170,293
2,701	Molina Healthcare, Inc. (b)	96,155
4,523	National Interstate Corp.	125,785
1,265	The Navigators Group, Inc. (b)	73,079
		612,870

	Internet Publishing and Broadcasting and Web Search Portals - 0.48%
22,200	QSC AG (a)	120,073
	Machinery Manufacturing - 1.54%
13,000	Fabrinet (a)(b)	218,920
8,607	II-VI, Inc. (b)	161,984
		380,904

	Merchant Wholesalers, Durable Goods - 0.60%
7,596	American Axle & Manufacturing Holdings, Inc. (b)	149,793
	Merchant Wholesalers, Nondurable Goods - 2.50%
76,000	Chow Sang Sang Holdings International Ltd. (a)	220,477
2,694	Herbalife Ltd. (a)	187,961
1,200	Inditex SA (a)	184,908
36,000	Ports Design Ltd. (a)	25,343
		618,689

	Mining (except Oil and Gas) - 1.34%
10,000	Antofagasta PLC (a)	132,508
100,000	DMCI Holdings, Inc. (a)	105,650
27,000	Eurasian Natural Resources Corp. PLC (a)(b)	92,885
		331,043

	Miscellaneous Manufacturing - 5.07%
1,350	BioMerieux SA (a)	130,767
2,500	Cochlear Ltd. (a)	141,054
3,750	Coloplast A/S (a)	213,514
9,479	Globus Medical, Inc. (b)	165,503
2,328	ICU Medical, Inc. (b)	158,141
259	Intuitive Surgical, Inc. (b)	97,454
12,000	Renishaw PLC (a)	350,267
		1,256,700

	Motion Picture and Sound Recording Industries - 0.50%
399	Netflix, Inc. (b)	123,375
	Motor Vehicle and Parts Dealers - 0.58%
5,986	Sonic Automotive, Inc.	142,467
	Nonstore Retailers - 2.46%
2,262	eBay, Inc. (a)(b)	126,197
1,650	MercadoLibre, Inc. (a)	222,601
3,318	Sohu.com, Inc. (a)(b)	261,558
		610,356

	Oil and Gas Extraction - 0.33%
2,208	Contango Oil & Gas Co.	81,144
	Other Information Services - 0.80%
113	Google, Inc. (b)	98,978
3,765	Travelzoo, Inc. (b)	99,923
		198,901

	Personal and Laundry Services - 1.21%
6,000	Natura Cosmeticos SA (a)	134,684
8,820	Service Corp. International	164,228
		298,912

	Pipeline Transportation - 0.18%
565	Kinder Morgan Energy Partners L.P.	45,104
	Primary Metal Manufacturing - 1.39%
25,000	Cia Siderurgica Nacional SA (a)	105,920
30,000	MMX Mineracao e Metalicos SA (a)(b)	20,981
7,500	Novolipetsk Steel OJSC	121,875
5,774	Steel Dynamics, Inc.	96,483
		345,259

	Professional, Scientific, and Technical Services - 9.38%
7,490	comScore, Inc. (b)	216,985
12,000	iGATE Corp. (a)(b)	333,120
5,000	JCDecaux SA (a)	184,089
3,632	Netscout Systems, Inc. (b)	92,870
3,073	PAREXEL International Corp. (a)(b)	154,357
15,000	Park24 Co. Ltd. (a)	266,290
1,503	Solera Holdings, Inc. (a)	79,464
1,849	Sourcefire, Inc. (b)	140,376
5,787	SYKES Enterprises, Inc. (b)	103,645
3,033	Synchronoss Technologies, Inc. (b)	115,436
1,410	Syntel, Inc.	112,941
1,876	VeriSign, Inc. (a)(b)	95,470
4,044	Virtusa Corp. (b)	117,519
5,084	VistaPrint NV (a)(b)	287,348
2,727	Vocus, Inc. (a)(b)	25,388
		2,325,298

	Publishing Industries (except Internet) - 1.48%
1,264	Concur Technologies, Inc. (b)	139,672
2,568	Synopsys, Inc. (a)(b)	96,814
878	The Ultimate Software Group, Inc. (b)	129,417
		365,903

	Real Estate - 1.10%
50,000	Hopewell Holdings Ltd. (a)	167,292
26,000	MRV Engenharia e Participacoes SA (a)	105,933
		273,225

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.15%
3,432	Cohen & Steers, Inc.	121,184
3,539	Evercore Partners, Inc. (a)	174,225
5,787	Federated Investors, Inc.	157,175
3,500	Lundbergforetagen AB (a)	145,681
2,089	Morningstar, Inc.	165,574
750	Partners Group Holding AG (a)	183,861
8,168	The Charles Schwab Corp.	172,672
3,259	Westwood Holdings Group, Inc.	156,595
		1,276,967

	Support Activities for Mining - 0.73%
10,204	W&T Offshore, Inc.	180,815
	Telecommunications - 1.29%
5,574	Oplink Communications, Inc. (a)(b)	104,902
6,386	Ubiquiti Networks, Inc.	214,506
		319,408

	Transportation Equipment Manufacturing - 0.83%
1,064	Tesla Motors, Inc. (b)	205,799
	Utilities - 0.61%
1,610	ITC Holdings Corp.	151,115
	Waste Management and Remediation Services - 0.55%
2,328	Clean Harbors, Inc. (b)	136,560
	Water Transportation - 0.62%
2,661	Hornbeck Offshore Services, Inc. (b)	152,848
	TOTAL COMMON STOCKS (Cost $17,382,606)	21,581,453

	CLOSED-ENDED MUTUAL FUNDS - 1.82%
	Funds, Trusts, and Other Financial Vehicles - 1.82%
7,914	Ares Capital Corp.	136,833
11,199	Hercules Technology Growth Capital, Inc.	170,785
12,733	PennantPark Investment Corp.	143,373
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $423,901)	450,991

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.09%
	Real Estate - 1.09%
5,587	DuPont Fabros Technology, Inc.	143,977
2,368	Equity Residential	126,854
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $253,837)	270,831

	MONEY MARKET FUNDS - 10.16%
2,517,932	First American Treasury Obligations Fund, 0.00% (c)	2,517,932
	TOTAL MONEY MARKET FUNDS (Cost $2,517,932)	2,517,932

	Total Investments (Cost $20,578,276) - 100.16%	24,821,207
	Liabilities in Excess of Other Assets - (0.16)%	(39,439)
	TOTAL NET ASSETS - 100.00%	$24,781,768

	Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt.
(a)	Global security, as defined in the Fund's prospectus.
(b)	Non-income producing security.
(c)	Variable rate security. The rate listed is as of September 30, 2013.

1) Fair Valuation Pricing Inputs (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of inputs used to value the Fund's investments as of September 30, 2013.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$21,581,453	$21,581,453	$-	$-
Total Real Estate Investment Trusts*	270,831	270,831	-	-
Total Closed-Ended Mutual Funds*	450,991	450,991	-	-
Total Money Market Funds	2,517,932	2,517,932	-	-
Total Investments	$24,821,207	$24,821,207	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended September 30, 2013. There were no transfers of securities between levels during the period ended September 30, 2013. Transfers between levels are recognized at the end of the reporting period. The Fund did not hold any derivate securities during the period.

2) Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows**:

Cost of investments	$20,578,276
Gross unrealized appreciation	6,006,542
Gross unrealized depreciation	(1,763,611)
Net unrealized appreciation	$4,242,931

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous years federal income tax information, please refer to the Notes to the Financial Statements section of the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)*/s/ Joel Shulman
  Joel Shulman, President

Date  11/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joel Shulman
  Joel Shulman, President

Date  11/8/2013

By (Signature and Title)*/s/ David Cragg
  David Cragg, Treasurer

Date  11/8/2013

* Print the name and title of each signing officer under his or her signature.